Columbia Large Cap Growth Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 13.5%
Entertainment 0.8%
TKO Group Holdings, Inc.	436,755	41,347,596
Interactive Media & Services 12.7%
Alphabet, Inc., Class A(a)	1,154,093	187,863,259
Alphabet, Inc., Class C(a)	1,394,658	229,616,493
Meta Platforms, Inc., Class A	556,425	239,357,342
Total		656,837,094
Total Communication Services		698,184,690
Consumer Discretionary 14.2%
Automobiles 0.7%
Tesla, Inc.(a)	206,865	37,914,217
Broadline Retail 7.5%
Amazon.com, Inc.(a)	2,201,349	385,236,075
Hotels, Restaurants & Leisure 3.3%
DraftKings, Inc., Class A(a)	1,462,767	60,792,597
Expedia Group, Inc.(a)	407,145	54,813,931
Hilton Worldwide Holdings, Inc.	286,335	56,488,169
Total		172,094,697
Specialty Retail 1.5%
TJX Companies, Inc. (The)(b)	797,681	75,053,805
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B(b)	683,441	63,054,267
Total Consumer Discretionary		733,353,061
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	176,245	127,407,510
Household Products 1.4%
Procter & Gamble Co. (The)	441,393	72,035,338
Total Consumer Staples		199,442,848
Financials 4.0%
Financial Services 4.0%
Visa, Inc., Class A	767,172	206,070,071
Total Financials		206,070,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 1.9%
BioMarin Pharmaceutical, Inc.(a)	333,638	26,944,605
Natera, Inc.(a)	315,360	29,290,637
Vertex Pharmaceuticals, Inc.(a)	111,203	43,681,650
Total		99,916,892
Health Care Equipment & Supplies 3.5%
Cooper Cos, Inc. (The)	519,093	46,230,423
DexCom, Inc.(a)	465,450	59,293,675
Intuitive Surgical, Inc.(a),(b)	204,411	75,758,805
Total		181,282,903
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	484,024	49,873,833
UnitedHealth Group, Inc.(b)	215,199	104,091,756
Total		153,965,589
Pharmaceuticals 4.7%
Eli Lilly & Co.	240,111	187,550,702
Zoetis, Inc.	335,065	53,355,751
Total		240,906,453
Total Health Care		676,071,837
Industrials 5.5%
Aerospace & Defense 1.1%
General Dynamics Corp.	193,098	55,436,505
Commercial Services & Supplies 1.2%
Cintas Corp.	97,027	63,876,755
Electrical Equipment 2.2%
AMETEK, Inc.	358,102	62,546,095
Eaton Corp. PLC	169,191	53,846,728
Total		116,392,823
Industrial Conglomerates 1.0%
Honeywell International, Inc.	260,255	50,158,946
Total Industrials		285,865,029
Information Technology 43.8%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	373,022	52,775,152

Columbia Large Cap Growth Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Large Cap Growth Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
MongoDB, Inc.(a)	155,118	56,645,991
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices, Inc.(a)	570,325	90,328,074
Applied Materials, Inc.	510,416	101,394,138
NVIDIA Corp.	532,304	459,921,302
QUALCOMM, Inc.	581,262	96,402,303
Total		748,045,817
Software 18.2%
Adobe, Inc.(a),(b)	196,573	90,979,881
Dynatrace, Inc.(a)	1,208,432	54,754,054
Microsoft Corp.	1,437,990	559,852,647
Palo Alto Networks, Inc.(a)	257,182	74,811,672
Salesforce, Inc.	315,421	84,829,324
ServiceNow, Inc.(a)	110,290	76,467,366
Total		941,694,944
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	2,736,130	466,045,023
Total Information Technology		2,265,206,927
Real Estate 0.9%
Specialized REITs 0.9%
Equinix, Inc.	64,645	45,969,706
Total Real Estate		45,969,706
Total Common Stocks (Cost $2,190,493,145)		5,110,164,169

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Columbia Research Enhanced Core ETF(c)	357,517	10,632,555
Total Exchange-Traded Equity Funds (Cost $9,066,180)		10,632,555

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 5.485%(c),(d)	52,322,808	52,307,111
Total Money Market Funds (Cost $52,311,744)		52,307,111
Total Investments in Securities (Cost: $2,251,871,069)		5,173,103,835
Other Assets & Liabilities, Net		(223,224)
Net Assets		5,172,880,611
At April 30, 2024, securities and/or cash totaling $82,291,955 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Adobe, Inc.	Morgan Stanley	USD	(18,328,068)	(396)	515.00	5/17/2024	(68,299)	(30,888)
Intuitive Surgical, Inc.	Morgan Stanley	USD	(15,232,482)	(411)	405.00	5/17/2024	(66,468)	(19,522)
Nike, Inc.	Morgan Stanley	USD	(12,685,750)	(1,375)	105.00	5/17/2024	(21,947)	(4,812)
TJX Companies, Inc. (The)	Morgan Stanley	USD	(15,101,445)	(1,605)	100.00	5/17/2024	(15,076)	(14,445)
UnitedHealth Group, Inc.	Morgan Stanley	USD	(20,944,210)	(433)	550.00	5/17/2024	(34,100)	(7,578)
Total							(205,890)	(77,245)
Columbia Large Cap Growth Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Large Cap Growth Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	34,923,055	54,360,787	(78,266,704)	(384,583)	10,632,555	1,819,190	245,070	357,517
Columbia Short-Term Cash Fund, 5.485%
	41,587,945	589,043,055	(578,323,131)	(758)	52,307,111	(452)	982,841	52,322,808
Total	76,511,000			(385,341)	62,939,666	1,818,738	1,227,911

(d)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Growth Fund  | Third Quarter Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT174_07_P01_(06/24)